CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

25.        CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The condensed financial statements of Origin Agritech Limited (the “parent company”) have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the parent company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital, capital surplus and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB45,457 and RMB45,457 as of September 30, 2022 and 2023, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEET

	September 30
	2022	2023	2023
	RMB	RMB	US$
ASSETS (LIABILITIES)
Current assets (liabilities)
Cash and cash equivalents	6,394	3,952	550
Other receivables	235	619	86
Due from inter-companies	216,571	237,923	33,138
Due to related parties	696	4,294	(237)
Total current assets (liabilities)	223,896	246,788	33,537
Investment in unconsolidated subsidiaries	(356,347)	(302,606)	(41,311)
Total assets (liabilities)	(132,451)	(55,818)	(7,774)

AND EQUITY
Total stockholders’ equity (deficit)	(133,872)	(57,398)	(7,994)

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year ended September 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

Revenues	—	—	—	—
Operating expenses
General and administrative	(19,302)	(5,246)	(5,019)	(699)
Loss from operations	(19,302)	(5,246)	(5,019)	(699)
Equity method loss	(72,213)	(1,004)	60,354	8,406
Interest expense	(14)	(15)	(3)	—
Loss before income taxes	(91,529)	(6,265)	55,332	7,707
Income tax expense	—	—	—	—

Net loss	(91,529)	(6,265)	55,332	7,707
Other comprehensive loss
Foreign currency translation difference	(816)	447	(214)	(30)
Total comprehensive loss	(92,345)	(5,818)	55,118	7,677

CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

Net cash provided by operating activities	—	(4,567)	(19,864)	(2,767)
Net cash provided by financing activities	(8,637)	1,614	17,636	2,456
Net increase in cash and cash equivalents	(8,637)	(2,953)	(2,228)	(311)
Cash and cash equivalents, beginning of year	18,353	8,900	6,394	891
Effect of exchange rate changes on cash and cash equivalents	(816)	447	(214)	(30)
Cash and cash equivalents, end of year	8,900	6,394	3,952	550

BASIS OF PRESENTATION

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.